Business Acquisitions - Summary of Purchase Price Allocated (Details) - CAD ($) $ in Thousands	Feb. 07, 2023	Jan. 17, 2023	Nov. 01, 2022	Mar. 31, 2022	Jul. 20, 2021
Alcanna
Disclosure of detailed information about business combination [line items]
Cash				$ 54,339
Issuance of common shares				287,129
Total Purchase Price				341,468
Zenabis
Disclosure of detailed information about business combination [line items]
Extinguishment of senior loan			$ 18,215
Total Purchase Price			$ 18,215
Valens
Disclosure of detailed information about business combination [line items]
Issuance of common shares		$ 83,953
Valens loan facility		61,512
Contingent consideration		602
Total Purchase Price		146,067
Superetta
Disclosure of detailed information about business combination [line items]
Extinguishment of senior loan	$ 2,625
Total Purchase Price	$ 2,625
Inner Spirit
Disclosure of detailed information about business combination [line items]
Cash					$ 92,583
Issuance of common shares					26,216
Contingent consideration					1,150
Total Purchase Price					119,949
Previously Reported | Alcanna
Disclosure of detailed information about business combination [line items]
Cash				54,339
Issuance of common shares				287,129
Total Purchase Price				$ 341,468
Previously Reported | Valens
Disclosure of detailed information about business combination [line items]
Issuance of common shares		83,953
Valens loan facility		61,512
Total Purchase Price		145,465
Previously Reported | Inner Spirit
Disclosure of detailed information about business combination [line items]
Cash					92,583
Issuance of common shares					26,216
Contingent consideration					1,150
Total Purchase Price					$ 119,949
Adjustments | Valens
Disclosure of detailed information about business combination [line items]
Contingent consideration		602
Total Purchase Price		$ 602